INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				36 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Net operating loss carry forward	$ 75,647
Enterprise Income Tax [Member]
Income Taxes [Line Items]
PRC statutory tax rate	25.00%
AM Technology [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%
Shenzhen AM [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	24.00%
Preferential tax rate	25.00%	25.00%	12.50%
Xi'an AM [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
PRC statutory tax rate	25.00%
Tax exempt period	2 years
Preferential tax rate	15.00%				12.50%
Xi'an AM [Member] | PRC Enterprise Income Tax [Member] | Subsequent Event [Member]
Income Taxes [Line Items]
Preferential tax rate						15.00%	15.00%